UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Peninsula Capital Advisors, LLC

Address:    404 B East Main Street
            Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       R. Ted Weschler
Title:      Managing Member
Phone:      (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler            Charlottesville, VA              May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:  $1,354,838
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-06345               Peninsula Investment Partners, LP
2.    028-10690               Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                                   COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5      COL 6    COL 7        COLUMN 8

                                                                     VALUE    SHRS OR   SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLASS   CUSIP       (x1000)  PRN AMT    PRN CALL DSCRTN   MNGRS  SOLE       SHD NONE
--------------                         --------------   -----       -------  -------    --- ---- ------   -----  ----       --- ----
ALLEGIANT TRAVEL CO                    COM             01748X102    21,280      367,785 SH       SHARED   1, 2      367,785
CINCINNATI BELL INC NEW                COM             171871106    51,150   15,000,000 SH       SHARED   1, 2   15,000,000
COGENT COMM GROUP INC                  COM NEW         19239V302    45,804    4,400,000 SH       SHARED   1, 2    4,400,000
DAVITA INC                             COM             23918K108   317,000    5,000,000 SH       SHARED   1, 2    5,000,000
DIRECTV                                COM CL A        25490A101   135,240    4,000,000 SH       SHARED   1, 2    4,000,000
ECHOSTAR CORP                          CL A            278768106     8,112      400,000 SH       SHARED   1, 2      400,000
FIBERTOWER CORP                        COM NEW         31567R209    19,065    4,100,000 SH       SHARED   1, 2    4,100,000
GENERAL ELECTRIC CO                    COM             369604103    54,600    3,000,000 SH       SHARED   1, 2    3,000,000
GRACE W R & CO DEL NEW                 COM             38388F108   298,853   10,765,600 SH       SHARED   1, 2   10,765,600
LIBERTY MEDIA CORP NEW                 CAP COM SER A   53071M302    87,288    2,400,000 SH       SHARED   1, 2    2,400,000
LIBERTY MEDIA CORP NEW                 INT COM SER A   53071M104    15,300    1,000,000 SH       SHARED   1, 2    1,000,000
LIBERTY MEDIA-CORP NEW                 LIB STAR COM A  53071M708    54,670    1,000,000 SH       SHARED   1, 2    1,000,000
STANLEY FURNITURE INC                  COM NEW         854305208     8,267      813,716 SH       SHARED   1, 2      813,716
SUNCOR ENERGY INC NEW                  COM             867224107     6,508      200,000 SH       SHARED   1, 2      200,000
TIVO INC                               COM             888706108    53,531    3,125,000 SH       SHARED   1, 2    3,125,000
VALASSIS COMMUNICATIONS INC            COM             918866104   119,669    4,300,000 SH       SHARED   1, 2    4,300,000
WSFS FINL CORP                         COM             929328102    58,500    1,500,000 SH       SHARED   1, 2    1,500,000

SK 03038 0002 1093896